Other Assets (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Other Assets [Abstract]
Prepayment for exclusive patent license and development rights	$ (400,000)	$ (517,640)
Advance payments	359,323			$ 465,000
Advisory fees	150,000	$ 194,115
Miscellaneous operating-related prepayments	$ 4,532			$ 5,968